Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Analysis of income and expense [abstract]
Corporate administrative costs	$ 1,366	$ 3,036	$ 5,035	$ 2,818
Employee costs	738	2,824	2,998	1,304
Professional fees	836	2,144	8,374	5,158
General and administrative expense gross	2,940	8,004	16,407	9,280
Depreciation	29	70	72	5
Share-based compensation	1,078	2,806	3,146	3,324
General and administrative expense	$ 4,047	$ 10,880	$ 19,625	$ 12,609